LEASE OBLIGATIONS - Summary of future minimum lease payments relating to the right-of-use assets (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	$ 33,723
2023
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	746
2024
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	741
2025
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	739
2026
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	735
2027
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	458
2028 and thereafter
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Line Items]
Gross lease liabilities	$ 30,304